8. Debt Issue Costs (Tables) (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
Debt Issue Costs
	2013	2012
Notes payable	$503,203	$739,534
Notes payable - related party	26,108	133,000
Convertible notes	2,194,133	—
Convertible notes - related party	50,000	—
Less: debt discount	(1,925,191)	—
Debt - net	848,253	872,534
Amortization of debt discount	92,304	—
Less: current portion - notes payable	(98,086)	(236,325)
Less: current portion - notes payable - related party	(26,108)	(133,000)
Long term debt - net	$816,362	$503,209

Debt issue costs - net - December 31, 2012	$—
Debt issue costs	247,197
Amortization expense - 2013	(11,986)
Debt issue costs - net - December 31, 2013	235,211
Debt issue costs	69,944
Amortization expense - 2014	(63,909)
Debt issue costs - net - June 30, 2014	$241,246